NATURE OF BUSINESS AND OPERATIONS	12 Months Ended
May 31, 2020
NATURE OF BUSINESS AND OPERATIONS
NATURE OF BUSINESS AND OPERATIONS

Organization

Brisset Beer International, Inc. (the “Company”) was incorporated in the State of Florida on May 11, 2010 under the name Benefit Solutions Outsourcing Corp.

The Company was engaged in the marketing of a craft beer which was brewed, distributed, and marketed solely in Quebec, Canada until the change of control which occurred in March 2019, at which time it ceased business operations.

Going forward, the Company intends to seek, investigate and, if such investigation warrants, engage in a business combination with a private entity whose business presents an opportunity for its shareholders. The Company has no particular business combination in mind and has not entered into any negotiations regarding such a combination.

On February 11, 2019, pursuant to a Stock Purchase Agreement, dated November 21, 2017, by and among Stephan Pilon, Pol Brisset (the “Selling Stockholders”), and Redstone Ventures, LTD (the “Purchaser”), the Purchaser purchased an aggregate of 7,561,000 shares of common stock of Brisset Beer International, Inc., a Nevada corporation (the “Company”), from the Selling Stockholders for $0.00238 per share, or an aggregate purchase price of $18,000. The 7,561,000 shares of common stock purchase by the Purchaser from the Selling Stockholders represent approximately 76.66% of the outstanding 9,863,000 shares of common stock of the Company and constitute a change in control of the Company. The source of funds was working capital of the Purchaser. Mr. S. Polishetty has voting and dispositive control over the Purchaser.

There are no arrangements, known to the Company, including any pledge by any person of securities of the Company, the operation of which may at a subsequent date result in a change in control of the Company.

Change of Directors

On February 11, 2019, Stephane Pilon resigned as the President, Chief Executive Officer, Chief Financial Officer, Treasurer and member of the Board of Directors of the Company and Mr. Pol Brisset resigned as the Secretary and member of the Board of Directors of the Company. Mr. Pilon’s resignation was not due to any disagreement with the Company or its management with respect to any matter relating to the Company’s operations, policies or practices.

On February 11, 2019, Pol Brisset resigned as the Secretary and member of the Board of Directors of the Company. Mr. Brisset’s resignation was not due to any disagreement with the Company or its management with respect to any matter relating to the Company’s operations, policies or practices.

Simultaneously with Messrs. Pilon’s and Brisset’s resignations from the Company, the Board of Directors of the Company appointed Kevin G. Malone as the President, Chief Executive Officer (Principal Executive Officer), Secretary and Treasurer (Principal Financial Officer) of the Company and as a member of the Company’s Board of Directors.

The accompanying financial statements have been prepared in U.S. dollars and in accordance with accounting principles generally accepted in the United States on a going concern basis.

Basis of Consolidation

These consolidated financial statements include the accounts of the Company and the wholly-owned subsidiaries, Biere Brisset International Inc. and Buckeye Oil & Gas. All material intercompany balances and transactions have been eliminated.